Lease Commitments And Notes Payable (Schedule Of Net Minimum Payments On Capital Leases And Notes Payable) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2011	Sep. 30, 2011	Jun. 30, 2010
Lease Commitments And Notes Payable [Abstract]
Capital Leases, 2012	$ 12,448
Capital Leases, 2013	6,903
Capital Leases, 2014	1,825
Capital Leases, Total minimum payments	21,176
Less amount representing interest (imputed weighted average interest rate of 4.8%)	(710)
Capital Leases, Net minimum payments	20,466
Capital Leases, Less current portion	(11,914)	(15,101)	(10,996)
Capital Leases, Present value of minimum payments, less current portion	8,552	15,710	7,710
Notes Payable, 2012	1,513
Notes Payable, 2013	1,571
Notes Payable, 2014	785
Notes Payable, Total minimum payments	3,869
Notes Payable, Less amount representing interest (imputed weighted average interest rate of 4.8%)	(127)
Notes Payable, Net minimum payments	3,742
Notes Payable, Less current portion	(1,443)	(1,116)	(1,251)
Notes Payable, Present value of minimum payments, less current portion	2,299
Capital Leases and Notes Payable, 2012	13,961
Capital Leases and Notes Payable, 2013	8,474
Capital Leases and Notes Payable, 2014	2,610
Capital Leases and Notes Payable, Total minimum payments	25,045
Capital Leases and Notes Payable, Less amount representing interest (imputed weighted average interest rate of 4.8%)	(837)
Capital Leases and Notes Payable, Net minimum payments	24,208
Capital Leases and Notes Payable, Less current portion	(13,357)
Capital Leases And Notes Payable, Present value of minimum payments, less current portion	$ 10,851
Percentage of imputed average capital lease interest	4.80%